N-2	May 15, 2023
Cover [Abstract]
Entity Central Index Key	0001402829
Amendment Flag	false
Securities Act File Number	1-33891
Document Type	8-K
Entity Registrant Name	ORION GROUP HOLDINGS, INC.
Entity Address, Address Line One	12000 Aerospace
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77034
City Area Code	713
Local Phone Number	852-6500
Entity Emerging Growth Company	false